Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Class B Preference Shares	Additional paid in capital	Accumulated comprehensive income	Accumulated deficit	Non-controlling Interests	Total
Balance at Mar. 31, 2024	$ 22,193		$ 924	$ 923	$ (9,049)	$ 68	$ 15,059
Balance (in Shares) at Mar. 31, 2024	35,550,000
Issuance of common shares for services	$ 1,708						1,708
Issuance of common shares for services (in Shares)	2,792,036
Issuance of common shares to board of directors	$ 60						60
Issuance of common shares to board of directors (in Shares)	75,951
Net loss					(1,942)	(278)	(2,220)
Foreign currency translation adjustment				72			72
Balance at Mar. 31, 2025	$ 23,961		924	995	(10,991)	(210)	14,679
Balance (in Shares) at Mar. 31, 2025	38,417,987
Net loss					(2,437)	(530)	(2,967)
Share based compensation to Director		$ 30					30
Share based compensation to Director (in Shares)		3,000,000
Foreign currency translation adjustment				792		2	794
Balance at Mar. 31, 2026	$ 23,961	$ 30	$ 924	$ 1,787	$ (13,428)	$ (738)	$ 12,536
Balance (in Shares) at Mar. 31, 2026	38,417,987	3,000,000